Accounts receivable, net	6 Months Ended
Mar. 31, 2026
Credit Loss [Abstract]
Accounts receivable, net

4	Accounts receivable, net

	As of March 31, 2026	As of September 30, 2025
	US$	US$
Accounts receivable	897,829	1,237,290
Less: allowance for credit losses	-	-
Total accounts receivable	897,829	1,237,290

There is no allowance for credit losses as of March 31, 2026 and September 30, 2025. As of this report date, 12.1% of the outstanding accounts receivable as of March 31, 2026 has been collected.